Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
The components of property, plant and equipment, net as of December 31 were as follows:

(in millions)	2023	2022
Land and improvements	$42	$38
Building and building improvements	364	347
Leasehold improvements	172	141
Machinery, equipment and office furniture	714	687
Property, plant and equipment, gross	1,292	1,213
Total accumulated depreciation	(737)	(732)
Property, plant and equipment, net	$555	$481
Depreciation expense for the years ended December 31, 2023, 2022 and 2021 was $88 million, $75 million and $76 million, respectively.